STOCK OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of change in ESOP options
	Options issued	Weighted Average exercise price
December 31, 2016	-	$-
Options granted	3,670,500	3.40
Options forfeited	(119,500)	2.11
Options exercised	(25,000)	2.00
December 31, 2017	3,526,000	$3.45
December 31, 2017	3,526,000	$3.45
Options granted	2,854,500	8.17
Options forfeited	(1,467,836)	5.38
Options exercised	(798,101)	2.29
December 31, 2018	4,114,563	$7.59

Schedule of outstanding stock options
Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Exercise Price per share	Number Exercisable	Exercise Price per share
1,270,722	8.7	$0.00 - $3.50	520,702	$0.00 - $3.50
429,841	9.2	$3.51 - $6.72	46,831	$3.51 - $6.72
634,000	9.3	$6.73 - $9.00	96,317	$6.73 - $9.00
1,780,000	9.7	$9.01 - $11.88	425,000	$9.01 - $11.88
4,114,563	9.3	$7.59	1,088,850	$6.26

Schedule of assumptions use to fair value of options granted
Risk-free interest rate	2.30% - 2.82%
Expected life of options (years)	2.5 - 6.4
Expected annualized volatility	79% - 87%
Expected dividend yield	Nil
Forfeiture rate	6.00%
Exercise price (per share)	$6.70 - $11.88